Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Effect on accumulated postretirement benefit obligation
One percent increase	$ 5	$ 6
One percent decrease	$ (5)	$ (5)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.45%	4.13%
Rate of compensation increase	4.06%	4.07%
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.59%	3.46%
Projected Benefit Obligation Assumptions [Member]
Health care cost trend rate for the next year
Health care cost trend rate assumed for next fiscal year	6.50%	7.00%